Hartford Ultrashort Bond HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	2.78%	2.18%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
IA
Prospectus [Line Items]
Average Annual Return, Percent	4.51%	2.88%	2.21%
IB
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	2.62%	1.96%